Common Stock Options (Fair Value Assumptions) (Details)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected volatility	35.01%	34.75%
Expected dividends	4.21%	4.32%
Expected exercise term (years)	7 years	7 years
Risk-free interest rate	2.23%	1.23%